Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 496,295,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,538.34
Total Offset Amount	0.00
Net Fee	68,538.34
Narrative - Max Aggregate Offering Price	$ 496,295,000.00
Final Prospectus	true